Disposal groups classified as held for sale	3 Months Ended
Mar. 31, 2025
Disposal groups classified as held for sale
Disposal groups classified as held for sale

2.    Disposal groups classified as held for sale

As of March 31, 2025, the Company’s management committed to a plan to sell the following in connection with its Legacy Portfolio Optimization program (as defined below):

●	the Company signed an agreement to sell its renal dialysis clinics in Brazil, currently included in its Care Delivery Segment;
●	the Company signed an agreement to sell select assets of the Company’s wholly owned Spectra Laboratories, currently included in its Care Delivery segment;
●	the Company has committed to a plan to sell its renal dialysis clinics and products business in Kazakhstan, currently included in its Care Delivery and Care Enablement segments, respectively; and
●	the Company signed an agreement to sell its renal dialysis clinics in Malaysia, currently included in its Care Delivery Segment.

Transactions which remain open as of the date of this report are subject to regulatory approvals or certain other closing conditions, but are expected to be completed within a year from the date of classification as assets held for sale. The sale of the select assets of the Company’s wholly owned Spectra Laboratories qualifies as a divestiture of a business. Immediately before the classification of the agreed-upon divestitures in Brazil, Kazakhstan and Malaysia as held for sale, an impairment loss was recognized and is included in other operating expenses in the consolidated statements of income. The carrying amount of the disposal groups for the proposed divestitures in Brazil, Kazakhstan and Malaysia are recognized at their fair value less costs to sell. The portion of the non-recurring fair value measurement attributable to the Company and its shareholders of €88,405 for these transactions is categorized as level 3 of the fair value hierarchy using the preliminary purchase price (December 31, 2024: €82,544). The proposed divestiture of the select assets of the Company’s wholly owned Spectra Laboratories did not result in an impairment loss based upon the measurement of assets held for sale and the disposal groups are recorded at their carrying amount. See note 3 c) for further details on impairment losses based upon the measurement of assets held for sale as well as other impairment of assets related to the proposed divestitures for the three months ended March 31, 2025 and 2024.

As of March 31, 2025 and December 31, 2024, the following assets and liabilities were classified as held for sale:

Assets and liabilities of disposal groups classified as held for sale in € THOUS

	March 31, 2025	December 31, 2024
Cash and cash equivalents	7,401	5,141
Trade accounts and other receivables from unrelated parties	28,455	27,085
Property, plant and equipment	17,241	16,346
Right-of-use assets	7,771	5,915
Goodwill(1)	93,280	92,557
Other	14,104	13,969
Assets held for sale	168,252	161,013

Accounts payable to unrelated parties	1,800	1,628
Lease liabilities	7,474	6,097
Provisions and other liabilities	20,642	19,786
Liabilities directly associated with assets held for sale	29,916	27,511

(1)Goodwill was allocated to the disposal groups on a relative fair value basis.

As of March 31, 2025 and December 31, 2024, the accumulated foreign currency translation losses recognized in other comprehensive income related to the disposal groups amounted to €48,703 and €44,693.